COMMITMENTS AND CONTINGENCIES (Schedule of Contractual Obligations) (Details)	Jun. 30, 2018 USD ($)
2019	$ 154,649
2020	154,649
2021	111,455
2022	0
Thereafter	0
Total	$ 420,753